16. Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Company contributions to 401(k) plan	$ 137,000	$ 131,000